LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non performing loans [Abstract]
90+ and Still Accruing		$ 0	$ 0
Non-Accrual		8,184	13,364
Total Non-performing Loans		8,184	13,364
Accrued interest included in recorded investment		0	0
Accrued Interest		400	500	$ 600
Interest Income		0	0	$ 0
Aging analysis of loans by class [Abstract]
Total		12,554	15,597
Loans not Past Due		2,012,764	1,597,764
Total loans recorded investment		2,025,318	1,613,361
Accrued interest included in recorded investment		6,501	5,113
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		3,671	4,257
Accrued interest included in recorded investment		43	45
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,271	2,659
Accrued interest included in recorded investment		22	19
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		0	0
Aging analysis of loans by class [Abstract]
Total		7,612	8,681
Accrued interest included in recorded investment		0	0
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		65	64
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		6,436	5,049
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		855,560	805,995
Accrued interest included in recorded investment		2,300	1,978
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		30	628
Total Non-performing Loans		30	628
Aging analysis of loans by class [Abstract]
Total		30	383
Loans not Past Due		290,466	287,255
Total loans recorded investment		290,496	287,638
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		30	383
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		9	105
Total Non-performing Loans		9	105
Aging analysis of loans by class [Abstract]
Total		9	105
Loans not Past Due		70,182	51,670
Total loans recorded investment		70,191	51,775
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		9	74
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	31
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		607	4,430
Total Non-performing Loans		607	4,430
Aging analysis of loans by class [Abstract]
Total		104	1,551
Loans not Past Due		494,769	465,031
Total loans recorded investment		494,873	466,582
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		60	100
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	1,385
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		44	66
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		852,808	540,979
Accrued interest included in recorded investment	[1]	3,278	2,364
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		5,130	5,248
Total Non-performing Loans		5,130	5,248
Aging analysis of loans by class [Abstract]
Total		7,484	8,478
Loans not Past Due		625,638	306,063
Total loans recorded investment		633,122	314,541
Accrued interest included in recorded investment	[1]	2,361	1,466
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,552	2,361
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		802	869
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		5,130	5,248
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		1,223	1,507
Total Non-performing Loans		1,223	1,507
Aging analysis of loans by class [Abstract]
Total		1,936	1,507
Loans not Past Due		88,620	101,541
Total loans recorded investment		90,556	103,048
Accrued interest included in recorded investment	[1]	371	450
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		713	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1,223	1,507
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		326	222
Total Non-performing Loans		326	222
Aging analysis of loans by class [Abstract]
Total		672	371
Loans not Past Due		34,689	28,645
Total loans recorded investment		35,361	29,016
Accrued interest included in recorded investment	[1]	157	111
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		308	149
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		38	0
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		326	222
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		316	317
Total Non-performing Loans		316	317
Aging analysis of loans by class [Abstract]
Total		824	1,005
Loans not Past Due		58,834	54,232
Total loans recorded investment		59,658	55,237
Accrued interest included in recorded investment	[1]	294	226
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		353	470
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		155	218
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		316	317
Mortgage [Member] | Purchased Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		0	0
Total Non-performing Loans		0	0
Aging analysis of loans by class [Abstract]
Total		7	15
Loans not Past Due		34,104	39,122
Total loans recorded investment		34,111	39,137
Accrued interest included in recorded investment	[1]	95	111
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		7	13
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	2
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		316,950	266,387
Accrued interest included in recorded investment	[1]	923	771
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		141	266
Total Non-performing Loans		141	266
Aging analysis of loans by class [Abstract]
Total		242	625
Loans not Past Due		9,213	12,025
Total loans recorded investment		9,455	12,650
Accrued interest included in recorded investment	[1]	39	54
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		90	311
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		11	48
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		141	266
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		159	289
Total Non-performing Loans		159	289
Aging analysis of loans by class [Abstract]
Total		470	568
Loans not Past Due		9,001	13,390
Total loans recorded investment		9,471	13,958
Accrued interest included in recorded investment	[1]	43	59
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		217	238
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		94	41
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		159	289
Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		100	219
Total Non-performing Loans		100	219
Aging analysis of loans by class [Abstract]
Total		195	436
Loans not Past Due		129,777	102,489
Total loans recorded investment		129,972	102,925
Accrued interest included in recorded investment	[1]	346	264
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		59	184
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		36	33
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		100	219
Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		25	21
Total Non-performing Loans		25	21
Aging analysis of loans by class [Abstract]
Total		73	122
Loans not Past Due		92,737	74,413
Total loans recorded investment		92,810	74,535
Accrued interest included in recorded investment	[1]	254	203
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		28	68
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		20	33
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		25	21
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		118	112
Total Non-performing Loans		118	112
Aging analysis of loans by class [Abstract]
Total		508	431
Loans not Past Due		74,734	61,888
Total loans recorded investment		75,242	62,319
Accrued interest included in recorded investment	[1]	241	191
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		275	289
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		115	30
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		$ 118	$ 112

[1]	Credit scores have been updated within the last twelve months.